Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Cash flows from operating activities		$ 987,349	$ 994,369
Cash flows from (used in) financing activities		(508,534)	(643,093)
Cash flows from (used in) investing activities		(553,137)	(253,048)
Total
Disclosure of subsidiaries [line items]
Cash flows from operating activities		320,982	54,009
Cash flows from (used in) financing activities		(205,602)	(82,983)
Cash flows from (used in) investing activities		(34,895)	(35,875)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from operating activities		226,647	26,049
Cash flows from (used in) financing activities		(152,806)	(84,382)
Cash flows from (used in) investing activities		(35,110)	(4,563)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Cash flows from operating activities		94,335
Cash flows from (used in) financing activities		(52,796)
Cash flows from (used in) investing activities		$ 215
Waterfront Shipping Limited | Mitsui O.S.K. Lines, Ltd. (MOL)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Vessels
Disclosure of subsidiaries [line items]
Cash flows from operating activities			27,960
Cash flows from (used in) financing activities			1,399
Cash flows from (used in) investing activities			$ (31,312)